Inventories (Tables)	6 Months Ended
Jun. 30, 2023
Inventories [Abstract]
Schedule of Inventories	Inventories consist of the following:
	June 30, 2023	December 31, 2021
	US$	US$
Raw material	493,143	177,474
Work-in-process	20,501	343,795
Finished goods	977,974	560,119
Goods in transit	95,814
Low-value consumables	59,714	40,650
Total	1,647,146	1,122,038